SIGNIFICANT ACCOUNTING POLICIES: Reclassifications (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Reclassifications	Reclassifications Certain amounts in the accompanying 2011 consolidated financial statements have been reclassified to conform to the 2012 presentation.